COMMITMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of commitments [abstract]
Disclosure of commitments [text block]

25) COMMITMENTS

a) Guarantees

As of December 31, 2017 and 2018, the Atento Group has guarantees to third parties of 322,233 thousand U.S. dollars, and 383,286 thousand U.S. dollars, respectively.

The transactions guaranteed and their respective amounts at December 31, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	2017	2018
Guarantees
Financial, labor-related, tax and rental transactions	156,579	125,422
Contractual obligations	165,624	257,844
Other	30	20
Total	322,233	383,286

The Company’s directors do not believe that any contingencies will arise from these guarantees other than those already recognized.

The breakdown shown in the table above relates to guarantees extended by Atento Group companies, classified by purpose. Of these guarantees, the majority relate to commercial purposes and rental activities, the remaining guarantees relates to tax and labor proceedings.

b) Operating leases

The breakdown of total minimum future lease payments under non-cancellable operating leases is as follow:

	Thousands of U.S. dollars
	2017	2018
Up to 1 year	63,178	41,217
Between 1 and 5 years	124,913	81,735
More than 5 years	52,021	30,376
Total	240,112	153,328

Total operating lease expenses recognized in the consolidated statements of operations for the year ended December 31, 2018 amount to 13,856 thousand U.S. dollars (11,889 thousand U.S. dollars in 2017 and 3,376 thousand U.S. dollars in 2016) under “Infrastructure leases” (see Note 22c) and 67,902 thousand U.S. dollars (66,923 thousand U.S. dollars in 2017 and 63,014 thousand U.S. dollars in 2016) under “Services provided by third parties” (see Note 22f).

No contingent payments on operating leases were recognized in the consolidated statements of operations for the years ended December 31, 2016, 2017 and 2018.

The operating leases where the Company acts as lessee are mainly on premises intended for use as call centers. These leases have various termination dates, with the latest in 2028.

At December 31, 2018, the payment commitment for the early cancellation of these leases is 114,215 thousand U.S. dollars (137,684 thousand U.S. dollars in 2017 and 122,480 thousand U.S. dollars in 2016).